Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 20-2451671 002 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$73,731,187	$-	$-	$73,731,187
Money market funds	1,278,862			1,278,862
ServisFirst Bancshares, Inc. common stock fund	5,278,637	-	-	5,278,637
Total assets in the fair value hierarchy	$80,288,686	$-	$-	$80,288,686
	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$63,068,644	$-	$-	$63,068,644
Money market funds	156,515	-	-	156,515
ServisFirst Bancshares, Inc. common stock fund	6,215,587	-	-	6,215,587
Total assets in the fair value hierarchy	$69,440,746	$-	$-	$69,440,746